Leases - Narrative (Details) $ in Thousands								3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2019 USD ($)	Mar. 07, 2019 USD ($)	Jan. 29, 2019 USD ($)	Jul. 06, 2018 USD ($)	May 28, 2018 USD ($)	Oct. 05, 2017 USD ($)	Aug. 01, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) extension	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) term	Dec. 31, 2018 USD ($) extension	Dec. 31, 2018 USD ($) period	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 02, 2019 USD ($)	Mar. 30, 2019 USD ($)	Sep. 18, 2018	Apr. 01, 2018 USD ($)
Leases [Line Items]
Number of lease extension options										4					4	4
Rent payments due under Master Lease						$ 756,700						$ 770,300	$ 770,300	$ 770,300	$ 770,300	$ 770,300	$ 770,300
Operating Lease Rent Payments percentage														90.00%
Annual contractual rent growth rate ( as a percent )																						2.00%
Number of years that the percentage rent is fixed												6 years
Number of years that percentage rent is variable												5 years
Number of periods for calculation of variable rent | period																	5
Rent payments due under master lease																				$ 946,100	$ 770,300
Operating lease cost								$ 5,900		$ 17,900
Revenues								$ 226,011	$ 216,659	$ 655,193	$ 652,888		$ 869,495					$ 765,695	$ 467,548
Master Lease
Leases [Line Items]
Lease extension term								5 years		5 years		5 years	5 years	5 years	5 years	5 years	5 years
Initial lease term ( In years )						10 years		10 years		10 years		10 years	10 years	10 years	10 years	10 years	10 years
Operating Leases, Income Statement, Lease Revenue													$ 746,300					675,100	419,200
Revenues								$ 219,800	186,600	$ 636,600	559,700
Master Lease - Base Rent
Leases [Line Items]
Rent payments due under Master Lease							$ 585,000																$ 695,800
Annual contractual rent growth rate ( as a percent )	2.00%	2.00%	2.00%
Annual rent escalator percentage												2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Rent payments fixed rate (as a percent)	90.00%	90.00%	90.00%
Percentage Rent
Leases [Line Items]
Rent payments due under Master Lease							65,000
Percentage of initial total rent payments due under the master lease														10.00%
Lease fixed amount adjustment multiplier														1.40%
Tenant Reimbursements
Leases [Line Items]
Operating Leases, Income Statement, Lease Revenue													$ 123,242					$ 90,606	48,309
Revenues								$ 6,164	$ 30,095	$ 18,618	$ 93,198								$ 48,309
MGM National Harbor | Percentage Rent
Leases [Line Items]
Rent payments due under Master Lease						$ 74,500
MGM National Harbor | Rent Increase
Leases [Line Items]
Rent payments due under Master Lease						682,200
Rental revenues under Master Lease						95,000
MGM National Harbor | Base Rent Increase
Leases [Line Items]
Rental revenues under Master Lease						85,500
MGM National Harbor | Percentage Rent Increase
Leases [Line Items]
Rental revenues under Master Lease						$ 9,500
Borgata | Master Lease
Leases [Line Items]
Rental revenues under Master Lease							550,000
Borgata | Percentage Rent
Leases [Line Items]
Rent payments due under Master Lease							65,000
Borgata | Rent Increase
Leases [Line Items]
Rental revenues under Master Lease							100,000
Borgata | Base Rent Increase
Leases [Line Items]
Rental revenues under Master Lease							90,000
Borgata | Percentage Rent Increase
Leases [Line Items]
Rental revenues under Master Lease							$ 10,000
Park MGM Lease Transaction
Leases [Line Items]
Business Acquisition, Transaction Costs		$ 637,500
Business Combination, Consideration Transferred, Other		605,600
Rent payments due under master lease		50,000
Park MGM Lease Transaction | Operating Partnership Units [Member]
Leases [Line Items]
Operating partnership units		1,000
Park MGM Lease Transaction | Tenant Reimbursements
Leases [Line Items]
Operating Leases, Income Statement, Lease Revenue		$ 94,000
Empire City
Leases [Line Items]
Operating Lease Rent Payments percentage			90.00%
Business Acquisition, Transaction Costs			$ 634,400		$ 634,000
Rent payments due under master lease			$ 50,000
Rent payments fixed rate (as a percent)			2.00%
Northfield Op Co [Member]
Leases [Line Items]
Rent payments due under master lease	$ 60,000
Northfield
Leases [Line Items]
Business Acquisition, Transaction Costs	305,200			$ 1,100,000
Rent payments due under master lease	$ 60,000